UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                   811-21771

YieldQuest Funds Trust
(Exact name of registrant as specified in charter)
3575 Piedmont Road, Suite 1550, Atlanta, Georgia 30305
(Address of principal executive offices) (Zip code)

BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 404-446-3370

Date of fiscal year end: 10/31

Date of reporting period: 4/30/07

Item 1. Reports to Stockholders.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

YIELDQUEST CORE EQUITY FUND
YIELDQUEST TOTAL RETURN BOND FUND
YIELDQUEST TAX-EXEMPT BOND FUND

SEMI-ANNUAL REPORT
APRIL 30, 2007

3575 PIEDMONT ROAD, SUITE 1550
ATLANTA, GA 30305
1-877-497-3634
www.YieldQuest-Funds.com

Distributed by YieldQuest Securities, LLC
NASD Member

YIELDQUEST FUNDS’ PORTFOLIO BREAKDOWNS (Unaudited)

CORE EQUITY FUND
Portfolio Breakdown	% of
as of April 30, 2007	Net Assets

Airlines	2.85%
Financial Services	3.15%
Real Estate Investment Trust	2.42%
Retail	1.21%
Equity Closed-End Funds	43.22%
Equity ETFs	45.61%
Other / Cash Equivalents	1.54%

Total Net Assets	100.0%

TOTAL RETURN BOND FUND
Portfolio Breakdown	% of
as of April 30, 2007	Net Assets

Corporate Bonds	11.84%
Mortgage-Backed Securities	7.98%
U.S. Government & Agency	20.93%
Foreign Bonds	10.66%
Common Stock	2.14%
Municipal and Fixed Income Closed-End Funds	37.56%
Short-Term Investment	3.14%
Other / Cash Equivalents	1.72%
Other Exchange Traded / Closed-End Funds	4.03%

Total Net Assets	100.00%

TAX-EXEMPT BOND FUND
Portfolio Breakdown	% of
as of April 30, 2007	Net Assets

Municipal Bonds	52.71%
Common Stock	1.42%
Municipal Closed-End Funds	35.40%
Short-Term Investment	3.38%
Other / Cash Equivalents	1.45%
Other Exchange Traded / Closed-End Funds	5.64%

Total Net Assets	100.0%

*	Percentages indicated are based on net assets as of April 30, 2007.

See accompanying notes to financial statements.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2007

% of
Net Assets	Description	Shares	Value

9.95%	COMMON STOCKS
2.85%	Airlines
	Air France-KLM*	400	$20,356
	AirTran Holdings, Inc.*	3,590	39,525
	Alaska Air Group, Inc.*	1,155	34,188
	AMR Corp.*	3,995	104,229
	Continental Airlines, Inc.*	2,860	104,561
	Deutsche Lufthansa AG	375	11,267
	Gol - Linhas Aereas Inteligentes S.A.	675	19,251
	JetBlue Airways Corp.*	3,480	34,486
	Mesa Air Group, Inc.*	4,700	31,772
	Singapore Airlines Ltd.	950	11,134
	UAL Corp.*	2,895	96,693
	US Airways Group, Inc.*	2,630	97,152

			604,618

0.11%	Auction House/Art Dealer
	Sotheby’s	475	24,519

3.15%	Financial Services
	Countrywide Financial Corp.	3,150	116,802
	Mitsubishi UFJ Financial Group, Inc.	10,400	108,680
	Mizuho Financial Group, Inc. ADR*	9,100	110,656
	Nomura Holdings, Inc. ADR	5,700	109,782
	Sumitomo Mitsui Financial Group, Inc. ADR	11,100	97,526
	Thornburg Mortgage, Inc.	4,500	125,100

			668,548

0.10%	Lodging
	Orient-Express Hotels Ltd.	400	21,060

0.11%	Optical Supplies
	Luxottica Group S.p.A. ADR	700	24,248

2.42%	Real Estate Investment Trust
	American Home Mortgage Investment Corp.	2,200	54,516
	Annaly Capital Management, Inc.	5,200	82,732
	Anthracite Capital, Inc.	2,300	26,680
	Capital Trust, Inc.	650	30,790
	Deerfield Triarc Capital Corp.	2,100	33,999
	Gramercy Capital Corp.	800	25,912
	iStar Financial, Inc.	1,965	94,162
	MFA Mortgage Investments, Inc.	3,300	24,090
	Newcastle Investment Corp.	1,940	56,667
	RAIT Financial Trust	1,150	32,372
	Redwood Trust, Inc.	1,045	52,469

			514,392

1.21%	Retail
	Bulgari S.p.A.	1,600	24,604
	Burberry Group PLC	1,700	23,623
	Christian Dior S.A.	180	23,384
	Coach, Inc.*	450	21,973
	Compagnie Financiere Richemont S.A.	400	24,300
	Hermes International	160	23,157
	LVMH Moet Hennessy Louis Vuitton S.A.	200	23,461
	Polo Ralph Lauren Corp.	250	23,027
	PPR	130	22,694
	Tiffany & Co.	475	22,652
	Valentino Fashion Group S.p.A.	550	24,112

			256,993

	Total Common Stocks
	(Cost $2,156,535)		2,114,377

See accompanying notes to financial statements.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2007

% of
Net Assets	Description	Principal	Value

0.33%	COMMON STOCKS
0.33%	Airline
	Delta Airlines, 0.00%, 12/15/2029(a)
	(Cost $81,571)	$130,000	$68,900

		Shares

88.83%	EXCHANGE TRADED/CLOSED-END FUNDS
43.22%	Equity Closed-End Funds
	Adams Express Co.	34,045	499,099
	Asia Tigers Fund, Inc.	2,600	54,183
	Boulder Total Return Fund, Inc.	19,550	434,205
	Central Securities Corp.	9,575	262,929
	Chartwell Dividend & Income Fund, Inc.	10,900	110,744
	China Fund, Inc.	5,350	180,829
	Claymore/Raymond James SB-1 Equity Fund	29,015	553,606
	Clough Global Allocation Fund	14,900	315,581
	Clough Global Equity Fund	27,499	558,504
	Clough Global Opportunities Fund	16,264	284,294
	Cohen & Steers Dividend Majors Fund, Inc.	8,639	187,898
	Cohen & Steers Select Utility Fund, Inc.	10	273
	Dreman/Claymore Dividend & Income Fund	5,750	127,247
	DWS Global Commodities Stock Fund, Inc.	27,000	458,729
	Eaton Vance Tax-Advantaged Dividend Income Fund	6,700	197,381
	Eaton Vance Tax-Advantaged Global Dividend Income Fund	6,100	172,873
	First Financial Fund, Inc.	37,500	534,374
	Gabelli Dividend & Income Trust	19,350	429,376
	General American Investors Company, Inc.	2,800	108,975
	India Fund, Inc.	10,900	434,146
	John Hancock Tax-Advantaged Dividend Income Fund	13,900	288,285
	Korea Equity Fund, Inc.	9,700	106,311
	Liberty All-Star Equity Fund	16,640	147,929
	Liberty All-Star Growth Fund, Inc.	60,912	342,934
	Morgan Stanley China A Share Fund	8,650	296,781
	Morgan Stanley Eastern Europe Fund, Inc.	5,200	191,411
	Morgan Stanley India Investment Fund, Inc.	3,150	140,048
	New Germany Fund, Inc.	8,100	143,612
	SunAmerica Focused Alpha Growth Fund, Inc.	7,933	157,549
	Templeton Emerging Markets Fund	43,100	760,283
	The Central Europe and Russia Fund, Inc.	7,826	400,847
	The European Equity Fund, Inc.	8,500	111,519
	Tri-Continental Corp.	7,451	187,467

			9,180,246

45.61%	Equity ETFs
	Biotech HOLDRs Trust	800	149,720
	Consumer Discretionary Select Sector SPDR Fund	6,900	268,962
	Energy Select Sector SPDR Fund	7,600	481,992
	First Trust Dow Jones Internet Index Fund	6,300	154,539
	Internet Architecture HOLDRs Trust	20,500	908,355
	Internet HOLDRs Trust	2,700	160,110
	Internet Infrastructure HOLDRs Trust	28,000	143,640
	iShares Dow Jones US Health Care Index Fund	8,100	475,632
	iShares Dow Jones US Home Construction Index Fund	14,600	528,082
	iShares Dow Jones US Oil & Gas Exploration & Production Index Fund	4,150	226,631
	iShares Dow Jones US Transportation Index Fund	5,605	505,346
	iShares NASDAQ Biotechnology Index Fund	1,625	133,217
	iShares S &P Global Energy Sector Index Fund	1,600	186,800

See accompanying notes to financial statements.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2007

% of
Net Assets	Description	Shares	Value

	Equity ETFs (Continued)
	iShares S &P GSTI Semiconductor Index Fund	7,505	$480,019
	iShares S &P GSTI Software Index Fund	4,665	216,875
	KBW Bank ETF	19,450	1,128,100
	KBW Capital Markets ETF	18,350	1,260,645
	Pharmaceuticals HOLDRs Trust	1,500	126,030
	PowerShares Aerospace & Defense Portfolio	12,690	255,957
	PowerShares Dynamic Leisure & Entertainment Portfolio	10,200	188,904
	Retail HOLDRs Trust	3,000	309,990
	Semiconductor HOLDRs Trust	10,500	384,300
	Software HOLDRs Trust	9,000	365,940
	Telecom HOLDRs Trust	8,300	314,570
	Wireless HOLDRs Trust	1,100	68,640
	WisdomTree International Communications Sector Fund	3,725	114,134
	WisdomTree International HealthCare Sector Fund	5,400	152,928

			9,690,061

	Total Exchange Traded/Closed-End Funds
	(Cost $18,065,507)		18,870,307

0.16%	SHORT-TERM INVESTMENT
0.16%	Money Market Fund
	BNY Hamilton Money Fund, 5.17%, 5/1/07
	(Cost $34,704)	34,704	34,704

99.27%	Total Investments
	(Cost $20,338,317)		21,088,288

0.73%	Other assets in excess of liabilities		155,996

100.00%	NET ASSETS		$21,244,284

(a)	Security in default.
*	Non-income producing securities.
ADR	American Depository Receipt PLC Public Limited Company
PLC	Public Limited Company

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2007

% of
Net Assets	Description	Principal	Value

11.84%	CORPORATE BONDS
3.79%	Airlines
	American Airlines Inc.:
	6.82%, 5/23/2011, Series 01-1	$402,000	$409,447
	6.98%, 5/23/2021, Series 01-1	1,055,582	1,053,603
	7.38%, 5/23/2019, Series 01-1	61,123	60,702
	7.38%, 5/23/2016, Series 01-1	305,685	300,526
	7.86%, 10/1/2011, Series 01-2	100,000	108,413
	AMR Corp.:
	9.75%, 8/15/2021	469,000	466,655
	9.88%, 6/15/2020	343,000	336,569
	10.55%, 3/12/2021	100,000	100,250
	Continental Airlines, Inc.:
	6.65%, 9/15/2017, Series 981A	334,035	346,770
	6.70%, 6/15/2021, Series 01-1	137,814	143,758
	6.75%, 3/15/2017, Series 981B	405,301	404,541
	6.80%, 8/2/2018, Series 991B	218,285	217,876
	6.95%, 8/2/2009, Series 991C	65,287	65,327
	7.03%, 6/15/2011, Series 01-1	284,556	285,446
	7.46%, 4/1/2013, Series 971B	91,672	92,417
	7.46%, 4/1/2015, Series 971A	488,452	510,127
	7.57%, 3/15/2020, Series 99-2	67,186	68,740
	7.88%, 7/2/2018, Series RJ03	1,024,830	1,066,464
	8.56%, 7/2/2014, Series 962B	82,441	83,936
	Delta Airlines:
	0.00%, 8/15/2008(a)	500,000	257,500
	0.00%, 12/15/2009(a)	165,000	87,038
	0.00%, 5/15/2016(a)	635,000	330,200
	0.00%, 5/15/2021(a)	165,000	85,800
	0.00%, 3/15/2022(a)	165,000	85,800
	0.00%, 12/15/2029(a)	2,550,000	1,351,500
	6.62%, 3/18/2011, Series 01-1	353,104	357,518
	7.71%, 9/18/2011, Series 01-1	925,000	948,703
	7.92%, 11/18/2010, Series 00-1	700,000	718,813
	Northwest Airlines, Inc.:
	6.84%, 4/1/2011, Series 1A-2	100,000	100,063
	7.04%, 4/1/2022, Series 1A-1	65,745	65,786
	Southwest Airlines Co., 7.22%, 7/1/2013, Series 95A3	149,424	153,444
	United Airlines:
	6.60%, 9/1/2013, Series 01-1	321,127	326,546
	7.03%, 10/1/2010, Series 00-2	623,126	634,420

			11,624,698

1.20%	Automotive
	Ford Motor Company:
	7.40%, 11/1/2046	1,600,000	1,220,000
	8.90%, 1/15/2032	360,000	311,400
	General Motors:
	8.25%, 7/15/2023	1,500,000	1,365,000
	9.40%, 7/15/2021	800,000	788,000

			3,684,400

0.43%	Banks
	Bank of America Corp.:
	4.75%, 8/1/2015	750,000	721,562
	5.75%, 8/15/2016	600,000	614,301

			1,335,863

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2007

% of
Net Assets	Description	Principal	Value

3.58%	Financial Services
	Berkshire Hathaway, Inc., 4.125%, 1/15/2010	$450,000	$441,215
	Credit Suisse First Boston USA, Inc., 6.50%, 1/15/2012	80,000	84,723
	Ford Motor Credit Co.:
	7.00%, 10/1/2013	450,000	426,053
	7.25%, 10/25/2011	450,000	441,183
	7.88%, 6/15/2010	450,000	452,698
	9.88%, 8/10/2011	1,000,000	1,065,785
	General Electric Capital Corp.:
	4.38%, 11/21/2011	230,000	223,938
	5.00%, 1/8/2016	500,000	490,037
	6.00%, 6/15/2012	500,000	519,948
	6.88%, 11/15/2010	250,000	265,106
	General Motors Acceptance Corp.:
	5.85%, 1/14/2009	1,115,000	1,103,033
	6.88%, 8/28/2012	2,200,000	2,200,876
	8.00%, 11/1/2031	710,000	764,189
	General Motors Nova Finance, 6.85%, 10/15/2008	700,000	697,375
	Goldman Sachs Group, Inc.:
	4.50%, 6/15/2010	80,000	78,797
	4.75%, 7/15/2013	800,000	776,052
	5.25%, 4/1/2013	300,000	299,042
	HSBC Finance Corp., 5.875%, 2/1/2009	80,000	80,950
	Toll Brothers Finance Corp., 6.875%, 11/15/2012	550,000	565,210

			10,976,210

1.19%	Gambling & Casinos
	Harrah’s Operating Co., Inc.:
	5.38%, 12/15/2013	1,030,000	912,779
	5.50%, 7/1/2010	375,000	368,704
	6.50%, 6/1/2016	1,025,000	916,322
	MGM Mirage, Inc.:
	6.75%, 4/1/2013	475,000	473,219
	6.88%, 4/1/2016	475,000	469,063
	8.50%, 9/15/2010	475,000	511,812

			3,651,899

0.30%	Health Care
	UnitedHealth Group, Inc., 3.30%, 1/30/2008	940,000	924,953

0.60%	Home Builders
	Centex Corp., 5.45%, 8/15/2012	350,000	337,605
	D.R. Horton, Inc., 5.625%, 9/15/2014	250,000	238,348
	K Hovnanian Enterprises, 8.625%, 1/15/2017	350,000	353,500
	KB Home, 6.25%, 6/15/2015	625,000	584,375
	Pulte Homes, Inc., 5.20%, 2/15/2015	350,000	323,505

			1,837,333

0.03%	Metals & Mining
	Alcoa, Inc., 6.00%, 1/15/2012	80,000	82,312

0.08%	Photography
	Eastman Kodak Co., 3.625%, 5/15/2008	260,000	253,500

0.64%	Telecommunications
	Sprint Capital Corp.:
	6.88%, 11/15/2028	650,000	646,798
	6.90%, 5/1/2019	650,000	671,151

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2007

% of
Net Assets	Description	Principal	Value

	Telecommunications (Continued)
	Sprint Nextel Corp., 6.00%, 12/1/2016	$650,000	$639,068

			1,957,017

	Total Corporate Bonds & Notes
	(Cost $36,513,383)		36,328,185

7.98%	MORTGAGE-BACKED SECURITIES
	Fannie Mae Benchmark REMIC, 6.00%, 6/25/2016,
	Series 2006-B1, Class AB	821,696	830,066
	Federal Farm Credit Bank:
	5.59%, 12/11/2012, Series 2006 IAB3, Class 1	1,220,921	1,220,945
	Federal Home Loan Bank:
	4.72%, 9/20/2012	1,253,223	1,231,768
	Federal Home Loan Mortgage Corp.:
	5.00%, 9/15/2017, Series 3221, Class VA	4,797,525	4,764,453
	5.25%, 8/15/2011, Series 3196, Class PA	838,510	838,031
	5.50%, 7/18/2016 – 2/15/2036, Series 3257, Class MA	2,227,549	2,261,301
	Federal Home Loan Mortgage Corp. REMIC:
	4.75%, 7/15/2015, Series R002, Class AH	1,329,259	1,311,922
	5.13%, 12/15/2013, Series R004, Class AL	1,404,034	1,396,400
	5.13%, 10/15/2015, Series R003, Class AG	757,351	753,240
	5.50%, 12/15/2018, Series R005, Class AB	845,936	849,268
	5.50%, 12/15/2019, Series R010, Class AB	1,951,238	1,960,130
	5.50%, 12/15/2020, Series R011, Class AB	2,000,000	2,009,755
	5.75%, 12/15/2018, Series R009, Class AJ	4,200,712	4,240,053
	5.75%, 12/15/2018, Series R006, Class AK	806,863	811,829

	Total Mortgage-Backed Securities
	(Cost $22,626,521)		24,479,161

20.93%	U.S.GOVERNMENT & AGENCY
	Federal Farm Credit Bank:
	3.50%, 4/15/2009	100,000	97,541
	4.88%, 4/12/2012, Series 1	2,200,000	2,205,735
	Federal Home Loan Bank:
	3.88%, 2/12/2010, Series RH10	150,000	146,544
	4.38%, 3/17/2010	150,000	148,567
	5.13%, 6/13/2008 – 3/10/2017	4,400,000	4,427,141
	Treasury Inflation Index Note, 2.50%, 7/15/2016	5,500,000	5,690,569
	United States Treasury Note:
	4.50%, 3/31/2009 – 3/31/2012	21,190,000	21,176,881
	4.63%, 8/31/2011 – 2/15/2017	12,175,000	12,196,998
	4.75%, 12/31/2008 – 1/31/2012	8,500,000	8,567,292
	4.88%, 5/31/2011 – 8/15/2016	6,900,000	7,016,189
	5.13%, 6/30/2011	2,500,000	2,558,497

	Total U.S.Government & Agency
	(Cost $65,309,919)		64,231,954

10.66%	FOREIGN BONDS
0.88%	Banks
	European Investment Bank, 4.50%, 1/14/2013	1,000,000	1,902,415
	Inter-American Development Bank, 6.25%, 6/22/2016	1,000,000	696,802
	International Bank of Reconstruction & Development,
	Zero coupon, 8/20/2007	150,000	108,524
9.78%	Sovereign Bonds
	Bundesobligation, Germany, 3.50%, 10/14/2011, Series 149	1,825,000	2,427,972
	Bundesrepublik Deutschland, Germany, 4.00%, 7/4/2016, Series 06	6,170,000	8,327,804

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2007

% of
Net Assets	Description	Principal	Value

	Sovereign Bonds (Continued)
	Canadian Government, 2.75%, 12/1/2007	$2,718,000	$2,428,955
	Federal Republic of Brazil, 7.875%, 3/7/2015	475,000	545,063
	Federal Republic of Brazil, 12.50%, 1/5/2016	300,000	178,809
	Mexican Fixed Rate Bonds, 8.00%, 12/17/2015, Series M 10	7,500,000	696,622
	New South Wales Treasury Corp.:
	7.00%, 12/1/2010, Series 10RG	2,152,000	1,829,429
	5.50%, 8/1/2014, Series 14RG	4,540,000	3,617,502
	8.00%, 3/1/2008, Series 08RG	425,000	357,550
	New Zealand Government:
	6.00%, 12/15/2017, Series 1217	3,290,000	2,420,664
	6.00%, 11/15/2011, Series 1111	2,788,000	2,004,100
	UK Treasury:
	5.00%, 3/7/2008	1,073,000	2,136,122
	4.75%, 9/7/2015	1,560,000	3,044,750
	Total Foreign Bonds
	(Cost $31,549,293)		32,723,083

0.92%	MUNICIPAL BONDS & NOTES
0.05%	Alabama
	Alabaster, Taxable, Series A, General Obligation 5.34%, 4/1/2017,
	Callable 4/1/2015 @ $100, XLCA	170,000	166,663

0.19%	California
	Howell Mountain Elementary School District, Election,
	General Obligation, Zero Coupon, 8/1/2028	190,000	75,683
	Howell Mountain Elementary School District, Election,
	General Obligation, Zero Coupon, 8/1/2029	150,000	56,475
	Los Angeles County Pension Obligation, Taxable, Series C,
	Revenue Zero Coupon, 6/30/2008, MBIA	135,000	127,379
	Thousand Oaks Redevelopment Agency, Taxable, Series B,
	Tax Allocation 5.00%, 12/1/2009, AMBAC	250,000	249,215
	Watsonville Redevelopment Agency, Taxable, Tax Allocation
	5.20%, 9/1/2012, FGIC	60,000	59,912

			568,664

0.03%	Florida
	State Governmental Utility Authority, Revenue 4.625%, 7/1/2035,
	Callable 7/1/2015 @ $100	105,000	106,025

0.12%	Georgia
	College Park Business & Industrial Development Authority, Taxable,
	Revenue 5.75%, 9/1/2015	250,000	256,122
	Douglasville-Douglas County Water & Sewer Authority,
	Revenue 5.625%, 6/1/2015, AMBAC	100,000	106,688

			362,810

0.09%	Illinois
	Aurora Metropolitan Exposition Auditorium & Office Building Authority,
	Taxable, Revenue 3.00%, 7/1/2008	165,000	160,900
	City of Bellwood, Series B, General Obligation 4.45%, 12/1/2020,
	Callable 12/1/2015 @ $100, MBIA	100,000	102,361

			263,261

0.11%	Maine
	Auburn, Taxable, General Obligation 5.125%, 8/1/2011	330,000	329,657

0.03%	Michigan
	Detroit Sewage Disposal System, Revenue 3.50%, 7/1/2014	100,000	98,377

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2007

% of
Net Assets	Description	Principal	Value

0.01%	New Jersey
	Orange Township, Taxable, Series C, General Obligation 5.17%,
	12/1/2011, FSA	$35,000	$35,055

0.05%	North Carolina
	Charlotte Airport, Taxable, Series C, Revenue 4.05%, 7/1/2009	150,000	147,016

0.11%	Pennsylvania
	Beaver County, Taxable-Pension, General Obligation 5.00%,
	12/15/2011, FSA	60,000	59,437
	Duquesne, Taxable-Pension, Series B, General Obligation 5.00%,
	12/15/2013, FSA	170,000	166,896
	Washington, Taxable, Series A, General Obligation 5.40%,
	9/1/2008, FGIC	100,000	100,271

			326,604

0.10%	South Carolina
	Richland Lexington Airport District, Revenue 6.59%, 1/1/2017, FSA	300,000	320,652

0.03%	Texas
	Brazoria County Municipal Utility District No. 26, General Obligation 4.60%,
	9/1/2028, Callable 9/1/2013 @ $100, FGIC	100,000	101,199

	Total Municipal Bonds & Notes
	(Cost $2,811,053)		2,825,983

		Shares

2.14%	COMMON STOCK
1.10%	Financial Services
	Centerline Holding Co.	61,605	1,103,962
	Countrywide Financial Corp.	13,700	507,996
	Municipal Mortgage & Equity, LLC	17,180	475,027
	Thornburg Mortgage, Inc.	46,087	1,281,218

			3,368,203

1.04%	Real Estate Investment Trust
	American Home Mortgage Investment Corp.	34,810	862,592
	iStar Financial, Inc.	9,650	462,428
	MFA Mortgage Investments, Inc.	70,100	511,730
	Newcastle Investment Corp.	23,300	680,593
	Redwood Trust, Inc.	13,775	691,643

			3,208,986

	Total Common Stocks
	(Cost $6,543,180)		6,577,189

0.16%	PREFERRED STOCKS
0.07%	Banks
	BAC Capital Trust I, 7.00%, 12/15/2031, Callable 6/11/2007 @ $25.00	2,302	58,241
	Bank One Capital Trust VI, 7.20%, 10/15/2031, Callable 6/25/2007 @ $25.00	2,862	72,494
	Compass Capital III, 7.35%, 4/1/2032, Calllable 6/25/2007 @ $25.00	1,568	39,514
	Wells Fargo Capital Trust IV, 7.00%, 9/1/2031, Callable 7/2/2007 @ $25.00	1,165	29,579

			199,828

0.01%	Electric Utility
	Georgia Power Capital Trust V, 7.125%, 3/31/2042, Callable 6/21/2007 @ $25.00	1,609	40,482

0.06%	Financial Services
	Citigroup Capital VIII, 6.95%, 9/15/2031, Callable 6/25/2007 @ $25.00	2,098	53,331
	Citigroup Capital VIII, 6.95%, 9/15/2031, Callable 6/27/2007 @ $25.00	1,168	29,551

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2007

% of
Net Assets	Description	Shares	Value

	Financial Services (Continued)
	Merrill Lynch Preferred Capital Trust III, 7.00%,
	Callable 3/30/2008 @ $25.00	1,559	$39,583
	Merrill Lynch Preferred Capital Trust IV, 7.12%,
	Callable 6/30/2008 @ $25.00	1,320	33,726
	Morgan Stanley Capital Trust II, 7.25%, 7/31/2031	1,360	34,136

			190,327

0.02%	Telecommunications
	US Cellular Corp., 8.75%, 11/1/2032, Callable 11/1/2032 @ $25.00	2,526	63,832

	Total Preferred Stocks
	(Cost $499,610)		494,469

41.59%	EXCHANGE TRADED / CLOSED-END FUNDS
40.68%	Closed-End Funds

1.68%	Asset Allocation Closed-End Fund
	John Hancock Patriot Preferred Dividend Fund	14,822	198,022
	John Hancock Patriot Premium Dividend Fund II	264,046	3,126,305
	John Hancock Patriot Select Dividend Trust	55,565	775,687
	Pioneer Tax Advantaged Balanced Fund	70,923	1,063,845

			5,163,859

1.82%	Equity Closed-End Funds
	DWS RREEF Real Estate Fund II, Inc.	10,350	278,001
	DWS RREEF Real Estate Fund, Inc.	13,750	280,500
	ING Clarion Global Real Estate Income Fund	40,629	906,027
	LMP Capital and Income Fund, Inc.	182,343	3,584,863
	Neuberger Berman Real Estate Securities Income Fund, Inc.	14,742	283,489
	RMR Real Estate Fund	15,462	266,720

			5,599,600

2.38%	Municipal Closed-End Funds
	BlackRock Long-Term Municipal Advantage Trust	20,000	275,800
	BlackRock MuniEnhanced Fund, Inc.	50,742	557,147
	BlackRock MuniHoldings Florida Insured Fund	55,293	765,808
	BlackRock MuniHoldings Insured Fund, Inc.	64,072	841,265
	BlackRock MuniYield Insured Fund, Inc.	49,500	709,335
	BlackRock MuniYield Michigan Insured Fund, Inc.	21,127	302,750
	DWS Municipal Income Trust	54,200	613,002
	Eaton Vance Municipal Income Trust	13,700	219,063
	Nuveen Florida Investment Quality Municipal Fund	52,120	734,892
	Nuveen Florida Quality Income Municipal Fund	39,064	548,459
	Nuveen Insured Quality Municipal Fund, Inc.	39,625	582,091
	Nuveen New Jersey Investment Quality Municipal Fund	21,745	310,954
	Nuveen Pennsylvania Investment Quality Municipal Fund	19,871	278,393
	Nuveen Pennsylvania Premium Income Municipal Fund 2	17,900	244,693
	Nuveen Premier Municipal Income Fund, Inc.	23,309	329,123

			7,312,775

34.80%	Taxable Fixed Income Closed-End Funds
	40/86 Strategic Income Fund	103,628	1,046,643
	ACM Income Fund, Inc.	468,200	3,951,608
	Alliance World Dollar Government Fund II	55,108	768,205
	Bancroft Fund, Ltd.	41,390	855,945
	BlackRock Core Bond Trust	634,657	8,218,808
	BlackRock Corporate High Yield Fund, Inc.	54,085	453,773
	BlackRock High Income Shares	154,600	408,144

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2007

% of
Net Assets	Description	Shares	Value

	Taxable Fixed Income Closed-End Funds (Continued)
	BlackRock High Yield Trust	29,000	$241,280
	BlackRock Income Trust	692,396	4,299,779
	BlackRock Preferred Income Strategies Fund, Inc.	106,675	2,218,840
	BlackRock Strategic Bond Trust	90,832	1,198,074
	Castle Convertible Fund, Inc.	16,832	420,800
	Chartwell Dividend & Income Fund, Inc.	73,600	747,776
	Dreyfus High Yield Strategies Fund	515,166	2,246,124
	Duff & Phelps Utility & Corporate Bond Trust, Inc.	596,149	6,819,945
	DWS Global High Income Fund, Inc.	54,180	501,165
	Ellsworth Fund, Ltd.	221,489	1,982,326
	First Trust/FIDAC Mortgage Income Fund	47,020	785,234
	Hyperion Strategic Mortgage Income Fund, Inc.	170,375	2,216,579
	Hyperion Total Return Fund	169,400	1,538,152
	MFS Charter Income Trust	1,494,181	12,790,189
	MFS Intermediate Income Trust	1,271,783	7,872,337
	MFS Multimarket Income Trust	659,275	4,008,392
	Montgomery Street Income Securities, Inc.	75,269	1,310,433
	Morgan Stanley Emerging Markets Debt Fund, Inc.	66,858	701,340
	Morgan Stanley Global Opportunity Bond Fund, Inc.	117,542	959,143
	Morgan Stanley High Yield Fund, Inc.	247,213	1,512,944
	Pacholder High Yield Fund, Inc.	30,382	307,770
	PIMCO Commercial Mortgage Securities Trust, Inc.	209,292	2,515,690
	Prospect Street High Income Portfolio, Inc.	2,700	8,964
	Putnam Master Intermediate Income Trust	323,967	2,138,182
	Putnam Premier Income Trust	674,251	4,456,799
	The High Yield Plus Fund, Inc.	96,760	359,947
	Transamerica Income Shares, Inc.	7,253	151,878
	Van Kampen Bond Fund	79,742	1,409,041
	Van Kampen High Income Trust II	114,677	470,176
	Western Asset Emerging Markets Debt Fund, Inc.	546,774	9,940,351
	Western Asset Emerging Markets Income Fund II, Inc.	183,040	2,489,344
	Western Asset Inflation Management Fund, Inc.	87,415	1,416,123
	Western Asset Variable Rate Strategic Fund, Inc.	60,899	1,083,393
	Western Asset Worldwide Income Fund, Inc.	148,278	2,072,926
	Western Asset Zenix Income Fund, Inc.	79,700	245,476
	Western Asset/Claymore US Treasury Inflation Protected Securities Fund	347,383	4,050,486
	Western Asset/Claymore US Treasury Inflation Protected Securities Fund 2	299,476	3,572,749

			106,763,273

0.91%	Equity ETFs
	iShares Dow Jones US Real Estate Index Fund	23,875	2,040,357
	iShares Silver Trust(b)	5,480	728,402

			2,768,759

	Total Exchange Traded / Closed-End Funds
	(Cost $125,461,560)		127,608,266

		Contracts

0.17%	PURCHASED OPTIONS
	iShares Dow Jones US Real Estate, Put @ $85, Expire Jun 2007	187	34,595
	iShares Lehman 20+ Year Treasury, Put @ $95, Expire Jun 2007	312	21,060
	iShares MSCI Emerging Market Index:
	Put @ $105, Expire Jun 2007	237	29,625
	Put @ $115, Expire Jun 2007	65	18,200
	Put @ $115, Expire Sep 2007	168	99,120

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2007

% of
Net Assets	Description	Contracts	Value

	PURCHASED OPTIONS (Continued)
	iShares Russell 2000:
	Put @ $76, Expire Jun 2007	307	$30,546
	Put @ $78, Expire Jun 2007	108	15,336
	KBW Mortgage Finance Index:
	Put @ $90, Expire Jun 2007	160	17,200
	Put @ $92.50, Expire Jun 2007	59	10,178
	Powershares QQQ:
	Put @ $42, Expire Jun 2007	533	9,061
	Put @ $42, Expire Jun 2007	203	5,075
	Put @ $43, Expire Jun 2007	293	10,401
	SPDR Trust Series 1:
	Put @ $139, Expire Jun 2007	129	5,805
	Put @ $139, Expire Jun 2007	79	5,925
	Put @ $140, Expire Jun 2007	414	38,295
	Put @ $140, Expire Sep 2007	163	33,415
	Put @ $146, Expire Sep 2007	270	91,800
	US Long Bond Future, Call @ $108, Expire May 2007	138	32,344

	Total Purchased Options
	(Cost $1,101,095)		507,981

		Shares

3.14%	SHORT-TERM INVESTMENT
3.14%	Money Market Fund
	BNY Hamilton Money Fund, 5.17%, 5/1/07(c)
	(Cost $9,642,916)	9,642,916	9,642,916

99.53%	Total Investments
	(Cost $302,099,352)		305,419,187

0.47%	Other assets in excess of liabilities		1,446,905

100.00%	NET ASSETS		$306,866,092

(a)	Security in default.
(b)	Non-income producing securities.
(c)	All or a portion of this security is segregated with the custodian for futures contracts.
AMBAC	Insured by American Municipal Bond Insurance Assurance Corp.
CMO	Collateralized Mortgage Obligation
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Federal Financial Security Assurance
LLC	Limited Liability Co.
MBIA	Insured by Municipal Bond Insurance Organization Association
XLCA	XL Capital Assurance

		Number of	Notional	Unrealized
		Contracts	Value	Gain/(Loss)

0.01%	FUTURES CONTRACTS SOLD SHORT
	Copper Jul 07, expires 7/25/2007	17	$1,511,513	$26,581

0.03%	FUTURES CONTRACTS PURCHASED
	3 Month Eurodollar Euribor, expires 12/17/2007	70	22,845,969	(193)
	90 Day Eurodollar, expires 12/17/2007	291	69,105,225	4,211
	90 Day Sterling, expires 12/19/2007	91	21,404,460	(2,547)
	Corn Jul 07, expires 7/14/2007	40	735,000	(9,653)

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2007

% of		Number of	Notional	Unrealized
Net Assets	Description	Contracts	Value	Gain/(Loss)

	FUTURES CONTRACTS PURCHASED (Continued)
	Lumber Jul 07, expires 7/30/2007	54	$1,455,300	$(36,943)
	Natural Gas Jul 07, expires 7/25/2007	2	160,320	6,432
	Sugar #11 (World) Jul 07, expires 7/15/2007	141	1,437,072	(65,001)
	US 10 Year Note, expires 6/29/2007	102	11,049,469	49,128
	US 2 Year Note, expires 6/29/2007	199	40,739,031	30,628
	US 5 Year Note, expires 6/29/2007	169	17,884,953	48,495
	US Long Bond, expires 6/20/2007	71	7,934,250	55,102
	WTI Crude May 07, expires 6/19/2007	5	328,550	3,885

	Total Futures Purchased
	(Cost $194,993,780)			83,544

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2007

% of
Net Assets	Description	Principal	Value

0.21%	CORPORATE BONDS
0.21%	Airline
	Delta Airlines, Zero coupon, 12/15/2029(a)
	(Cost $340,094)	$600,000	$318,000

52.71%	MUNICIPAL BONDS
0.43%	Alabama
	Birmingham Jefferson Civic Center Authority, Series A,
	Special Tax 4.125%, 7/1/2017, Callable 7/1/2008 @ $100, AMBAC	100,000	100,091
	City of Mobile, General Obligation 5.375%, 8/15/2014,
	Callable 8/15/2011 @ $102, AMBAC	500,000	542,240

			642,331

0.16%	Arkansas
	Arkansas Development Finance Authority, Series B,
	Revenue 5.00%, 11/1/2014, FSA	220,000	236,779

1.56%	California
	Berryessa Union School District, Series B, General Obligation 4.75%,
	8/1/2016, Callable 8/1/2011 @ $101, FSA	100,000	104,716
	California State, General Obligation 5.00%, 9/1/2016	500,000	541,820
	Chabot-Las Positas Community College District, General Obligation
	Zero Coupon, 8/1/2014, AMBAC	500,000	377,425
	Foothill-De Anza Community College, General Obligation
	Zero Coupon, 8/1/2018, MBIA	1,000,000	632,190
	Las Virgenes School District, Series D, General Obligation
	Zero Coupon, 9/1/2020, FGIC	970,000	552,357
	Oakland Redevelopment Agency, Tax Allocation 5.50%,
	2/1/2014, AMBAC	145,000	153,852

			2,362,360

0.69%	Colorado
	Arkansas River Power Authority, Revenue 5.25%, 10/1/2016, XLCA	300,000	330,891
	Douglas County School District No. RE1 Douglas & Elber Counties,
	General Obligation 7.00%, 12/15/2012, MBIA State Aid Withholding	585,000	679,168
	Garfield Pitkin & Eagle Counties School District No. RE001 Roaring Fork,
	General Obligation 5.25%, 12/15/2012, FSA State Aid Withholding	35,000	37,745

			1,047,804

2.99%	Florida
	Bay County Sales Tax, Revenue 4.00%, 9/1/2018,
	Callable 9/1/2017 @ $100, AMBAC	585,000	582,865
	Dunedin Utility System, Revenue 6.25%, 10/1/2011, FGIC	50,000	55,122
	Jea Water & Sewer System, Series A, Revenue 4.20%, 10/1/2019,
	Callable 4/1/2012 @ $100, XLCA	510,000	504,635
	Jea Water & Sewer Systems, Series A, Revenue 4.125%, 10/1/2018,
	Callable 4/1/2012 @ $100, XLCA	535,000	528,510
	Jea, St. Johns River Power Park System, Series 22, Revenue 4.00%,
	10/1/2014, Callable 4/1/2012 @ $100, MBIA	800,000	807,800
	Lakeland Energy System, Revenue 5.00%, 10/1/2018,
	Callable 10/1/2016 @ $100, XLCA	555,000	597,702
	Lee County Optional Gas Tax, Revenue 5.00%, 10/1/2016,
	Callable 10/1/2014 @ $100, FGIC	690,000	738,879
	Orange County Health Facilities Authority, Revenue 5.75%, 12/1/2032,
	Prerefunded 12/1/12 @ $100, Suntrust Bank	600,000	661,458
	Orlando Utilities Commission, Revenue 6.00%, 10/1/2010, Suntrust Bank	30,000	32,221

			4,509,192

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2007

% of
Net Assets	Description	Principal	Value

0.07%	Georgia
	Atlanta Water & Wastewater, Series A, Revenue 5.00%, 11/1/2029,
	Prerefunded 5/1/2009 @ $101, FGIC	$35,000	$35,981
	Fulton County Development Authority, Revenue, 5/1/2033,
	Callable 5/1/2008 @ $101, Wilmington Trust Co.(a)	105,000	63,602

			99,583

4.55%	Illinois
	Chicago O’Hare International Airport, Series B, Revenue 5.
	1/1/2016, MBIA	260,000	284,776
	Chicago Transit Authority Capital Grant Receipts, Revenue 5.25%,
	6/1/2009, AMBAC	500,000	515,245
	City of Bellwood, Series B, General Obligation 4.45%, 12/1/2020,
	Callable 12/1/2015 @ $100, MBIA	100,000	102,361
	City of Oak Park, Series B, General Obligation Zero Coupon, 11/1/2013,
	Callable 11/1/2012 @ $100	500,000	385,620
	City of Orland Park, General Obligation 4.125%, 12/1/2018,
	Callable 12/1/2014 @ $100, XCLA	260,000	261,422
	Cook County Community School District No. 97 Oak Park, Series B,
	General Obligation 9.00%, 12/1/2015, FGIC	300,000	409,305
	Cook County School District No. 100, General Obligation 8.10%,
	12/1/2015, Prerefunded, FSA	300,000	392,379
	Cook County Township High School District 225 North Field Township,
	Series A, General Obligation 5.75%, 12/1/2013, Prerefunded
	12/1/2010 @ $100	1,000,000	1,068,770
	Development Finance Authority Pollution Control, Revenue 3.75%,
	4/15/2013, Callable 6/12/2007 @ $100, AMBAC(b)	3,000,000	3,000,000
	Jackson & Williamson Counties Community High School District No. 165,
	General Obligation 7.50%, 12/1/2009, AMBAC	250,000	272,820
	Winnebago County, General Obligation 4.25%, 12/30/2013, MBIA	175,000	179,795

			6,872,493

2.00%	Indiana
	Decatur Township Marion County Multi-School Building Corp.,
	Series B, Revenue 5.00%, 7/15/2015, FSA State Aid Withholding	605,000	653,932
	Greenfield Central Community Building Corp., Revenue 2.80%,
	7/15/2008, FSA	100,000	98,404
	Hammond Local Public Improvement Bond Bank, Series A,
	Revenue 4.50%, 8/15/2017, Callable 8/15/2011 @ $100, XLCA	895,000	914,180
	Hammond Public Library Leasing Corp., Revenue 5.00%, 7/10/2014, XLCA	410,000	439,331
	Indiana Transportation Finance Authority, Series C, Revenue 5.50%,
	12/1/2015, FGIC	585,000	654,925
	Randolph Central School Building Corp., Revenue 4.75%, 7/15/2011,
	FSA St Aid Withholding	250,000	260,903

			3,021,675

2.16%	Iowa
	Polk County, Series C, General Obligation 4.00%, 6/1/2020,
	Callable 6/1/2014 @ $100	1,150,000	1,120,226
	Sioux City Community School District School Infrastructure,
	Series B, Revenue, 4.00%, 10/1/2015, Callable 10/1/2014 @ $100, CIFG	650,000	654,128
	Sioux City Community School District School Infrastructure,
	Revenue, 4.00%, 10/1/2016, Callable 10/1/2014 @ $100, AMBAC	1,470,000	1,484,053

			3,258,407

0.72%	Kansas
	Miami County Unified School District No. 416, General Obligation 5.00%,
	9/1/2016, MBIA	1,000,000	1,090,170

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2007

% of
Net Assets	Description	Principal	Value

0.75%	Louisiana
	Louisiana State, Series A, General Obligation, 5.00%, 8/1/2012, MBIA	$350,000	$370,804
	Louisiana State, Series B, General Obligation, 5.00%, 7/15/2015, CIFG	500,000	539,345
	Louisiana State, Series A, General Obligation, 5.25%, 10/15/2015,
	Callable 10/15/2014 @ $100, AMBAC	200,000	218,116

			1,128,265

0.44%	Massachusetts
	Dedham/Westwood Water District, General Obligation 2.00%,
	10/15/2007, AMBAC	100,000	98,879
	Massachusetts State, Series C, General Obligation, 5.75%,
	10/1/2012, Prerefunded 10/1/2010 @ $100	500,000	533,040
	Massachusetts State, Series D, General Obligation 6.00%, 11/1/2013, MBIA	25,000	28,246

			660,165

1.37%	Michigan
	City of Detroit, Series C, General Obligation 5.00%, 4/1/2012, FSA	50,000	52,664
	Northville Public Schools, General Obligation 5.00%, 5/1/2018,
	Callable 11/1/2014 @ $100, FSA Q-SBLF	500,000	535,445
	Plymouth-Canton Community School District, General Obligation, 4.50%,
	5/1/2012, Callable 5/1/2008 @ $100, FGIC Q-SBLF	1,100,000	1,108,624
	Plymouth-Canton Community School District, General Obligation, 5.25%,
	5/1/2015, Callable 5/1/2013 @ $100, Q-SBLF	350,000	378,927

			2,075,660

0.29%	Mississippi
	Itawamba Community College District, General Obligation 5.00%,
	2/1/2011, XLCA-ICR	50,000	52,215
	Mississippi State, General Obligation, 6.00%, 9/1/2011, FSA	265,000	289,375
	Mississippi State, General Obligation, 4.25%, 8/1/2016,
	Callable 8/1/2013 @ $100	100,000	101,475

			443,065

1.74%	Missouri
	Joint Municipal Electric Utility Commission Power Project,
	Revenue 5.00%, 1/1/2015, MBIA	620,000	668,590
	St. Louis Airport, Series A, Revenue 5.00%, 7/1/2015, FSA	825,000	887,873
	St. Louis County Annual Appropriation-Supported Tax, Series A,
	Tax Allocation 5.00%, 2/15/2018, Callable 2/15/2016 @ $100, AMBAC	1,000,000	1,073,390

			2,629,853

2.10%	Nevada
	Clark County, General Obligation, 5.00%, 11/1/2017,
	Callable 11/1/2016 @ $100, AMBAC	825,000	895,752
	Clark County, General Obligation 4.50%, 6/1/2018,
	Callable 6/1/2016 @ $100, FSA	275,000	285,373
	North Las Vegas Local Improvement, Special Assessment 4.125%,
	12/1/2014, AMBAC	290,000	296,148
	Truckee Meadows Water Authority, Series A, Revenue 5.25%,
	7/1/2034, Callable 7/1/2011 @ $100, FSA	340,000	360,135
	Washoe County School District, General Obligation 5.25%, 6/1/2014, FGIC	1,000,000	1,089,860
	Water Pollution Control, General Obligation 3.25%, 8/1/2010, FSA	250,000	245,260

			3,172,528

1.33%	New Jersey
	City of Clifton, General Obligation 4.25%, 8/1/2017,
	Callable 7/1/2011 @ $100, CIFG	560,000	576,380
	City of East Orange, Series B, General Obligation 4.125%, 11/1/2017,
	Callable 11/1/2015 @ $100, CIFG State Aid Withholding	1,115,000	1,129,763
	New Jersey State Educational Facilities Authority, Series A, Revenue 4.25%,
	3/1/2012, Callable 3/1/2011 @ $100	300,000	305,181

			2,011,324

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2007

% of
Net Assets	Description	Principal	Value

1.29%	New Mexico
	Gallup Joint Utility, Revenue 5.00%, 6/1/2017,
	Callable 6/1/2014 @ $100, AMBAC	$820,000	$874,776
	New Mexico State Highway Common, Series A, Revenue 5.50%,
	6/15/2013, Callable 6/15/2011 @ $100	1,000,000	1,068,110

			1,942,886

2.33%	New York
	City of New York, Series G, General Obligation, 5.25%, 8/1/2007	45,000	45,147
	City of New York, Series I, General Obligation, 5.00%, 8/1/2014, FSA-CR	500,000	537,985
	City of New York, Series E, General Obligation, 5.25%, 8/1/2014,
	Callable 8/1/2013	850,000	916,419
	City of New York, Series F-1, General Obligation, 3.90%, 9/1/2016,
	Callable 9/1/2015 @ $100	100,000	99,070
	City of Utica Public Improvement, General Obligation 4.75%,
	4/1/2015, FSA	335,000	357,030
	Erie County Public Improvement, Series A, General Obligation 5.00%,
	12/1/2015, MBIA	100,000	108,406
	New York City Municipal Water Finance Authority, Series C,
	Revenue 2.375%, 6/15/2010	50,000	47,038
	New York City Transitional Finance Authority, Series B,
	Revenue, 5.25%, 8/1/2011	750,000	805,282
	New York City Transitional Finance Authority, Revenue, 5.50%,
	5/1/2025, Prerefunded 5/1/2009 @ $101	300,000	313,728
	Troy Industrial Development Authority Civic Facility, Revenue
	Callable 9/1/2011 @ $100 4.05%, 4/1/2037, Callable 9/1/2001 @ $100(b)	290,000	291,131

			3,521,236

0.31%	North Carolina
	North Carolina Eastern Municipal Power Agency Power System,
	Series A, Revenue 5.00%, 1/1/2017, Callable 1/1/2017 @ $100	435,000	471,475

0.76%	Ohio
	City of Cleveland Various Purpose, General Obligation 5.50%, 12/1/2013,
	Callable 12/1/2012 @ $100, MBIA	570,000	620,365
	Jefferson County, General Obligation 5.70%, 12/1/2013, FSA	30,000	33,437
	New Albany Plain Local School District, General Obligation 3.875%,
	12/1/2017, Callable 12/1/2016 @ $100, MBIA	500,000	498,485

			1,152,287

1.19%	Oklahoma
	Tulsa County Public Facilities Authority Capital Improvement,
	Revenue 6.95%, 11/1/2011, Callable 11/1/2009 @ $102	1,670,000	1,804,836

0.98%	Pennsylvania
	Pennsylvania State Public School Building Authority, Revenue 4.00%,
	5/1/2019, Callable 5/1/2017 @ $100, FSA	735,000	717,867
	Philadelphia Authority for Industrial Development, Revenue 5.00%,
	12/1/2016, FGIC	500,000	541,930
	St. Clair Area School District, General Obligation 2.15%, 11/15/2008,
	FGIC State Aid Withholding	235,000	227,205

			1,487,002

0.33%	Puerto Rico
	Puerto Rico Commonwealth Highway & Transportation Authority,
	Series AA, Revenue 5.50%, 7/1/2016, FGIC	445,000	501,208

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2007

% of
Net Assets	Description	Principal	Value

1.31%	South Carolina
	Beaufort County, General Obligation 8.00%, 3/1/2016,
	MBIA State Aid Withholding	$850,000	$1,106,623
	State Highway, Series A, General Obligation 3.00%, 8/1/2020,
	Callable 5/1/2015 @ $100	1,000,000	865,130

			1,971,753

0.82%	Tennessee
	Memphis-Shelby County Sports Authority Inc., Series C,
	Revenue 5.00%, 11/1/2016, MBIA	1,135,000	1,238,921

15.98%	Texas
	Aledo Independent School District, Series A, General Obligation 5.00%,
	2/15/2016, Callable 2/15/2015 @ $100, PSF-GTD	530,000	569,151
	Arlington Independent School District, General Obligation 5.00%,
	2/15/2013, PSF-GTD	1,000,000	1,062,790
	Austin Water & Wastewater System, Revenue 5.00%, 11/15/2015, MBIA	1,005,000	1,089,129
	Birdville Independent School District, General Obligation Zero Coupon,
	2/15/2012, PSF-GTD	465,000	385,290
	Brazoria County Municipal Utility District No. 26, General Obligation 4.60%,
	9/1/2028, Callable 9/1/2013 @ $100, FGIC	100,000	101,199
	Bryan Waterworks & Sewer Revenue, Revenue 4.25%, 7/1/2018,
	Callable 7/1/2014 @ $100, MBIA	90,000	91,105
	City of Corsicana, General Obligation 4.00%, 2/15/2010, XLCA	300,000	302,346
	City of Midlothian, General Obligation 5.50%, 8/15/2013, MBIA	175,000	191,581
	City of Rowlett, General Obligation 4.50%, 2/15/2014, MBIA	715,000	744,208
	City of San Marcos, General Obligation 4.45%, 8/15/2021,
	Callable 8/15/2014 @ $100, FSA	140,000	141,555
	City of Southlake, General Obligation 4.00%, 2/15/2017,
	Callable 2/15/2014 @ $100, AMBAC	285,000	284,530
	City of Waco, General Obligation 4.40%, 2/1/2029,
	Callable 2/1/2015 @ $100, XLCA	340,000	335,760
	Conroe Independent School District, Series A, General Obligation 5.00%,
	2/15/2014, PSF-GTD	750,000	802,867
	Corpus Christi, Series A, General Obligation 4.00%, 3/1/2016, MBIA	1,015,000	1,023,232
	Corpus Christi Utility System, Series A, Revenue, 5.50%, 7/15/2009, FSA	50,000	51,893
	Corpus Christi Utility System, Revenue, 5.25%, 7/15/2016, FSA	950,000	1,049,835
	Dallas County Community College District, Revenue 5.375%, 2/15/2018,
	Callable 2/15/2010 @ $100, AMBAC	1,095,000	1,143,607
	Dallas Waterworks & Sewer Systems, Series A, Revenue 5.00%, 10/1/2011	600,000	630,708
	Dallas-Fort Worth International Airport Facility Improvement Corp.,
	Revenue, 6.00%, 11/1/2014, Callable 11/1/2007 @ $100	140,000	140,899
	Dallas-Fort Worth International Airport Facility Improvement Corp.,
	Revenue, 7.25%, 11/1/2030, Callable 6/25/2007 @ $100	300,000	303,693
	Ennis Independent School District, General Obligation, 4.00%, 8/15/2017,
	Callable 8/15/2016 @ $100, PSF-GTD	850,000	845,002
	Ennis Independent School District, General Obligation, 5.00%, 8/15/2020,
	Callable 8/15/2016 @ $100, PSF-GTD	875,000	935,944
	Fort Bend County, General Obligation 5.00%, 3/1/2019,
	Callable 9/1/2014 @ $100, FGIC	500,000	531,460
	Klein Independent School District, General Obligation 5.50%,
	8/1/2015, PSF-GTD	1,505,000	1,677,774
	La Joya Independent School District, General Obligation 5.00%,
	2/15/2012, PSF-GTD	500,000	526,885
	Laguna Madre Water District, Revenue 4.50%, 3/1/2024,
	Callable 3/1/2016 @ $100, AMBAC	595,000	598,415

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2007

% of
Net Assets	Description	Principal	Value

	Texas (Continued)
	Leander Independent School District, General Obligation 5.375%,
	8/15/2017, Callable 8/15/2012 @ $100, PSF-GTD	$550,000	$590,535
	Lewisville Independent School District, General Obligation 5.00%,
	8/15/2012, PSF-GTD	1,000,000	1,058,370
	Lower Colorado River Authority, Revenue 5.25%, 1/1/2015,
	Callable 1/1/2015 @ $100, MBIA	25,000	27,389
	North East Independent School District, General Obligation 5.25%,
	8/1/2011, PSF-GTD	140,000	148,330
	Northwest Harris County Municipal Utility District No. 5, Series A,
	General Obligation 5.50%, 5/1/2016, AMBAC	585,000	655,908
	Pearland Waterworks & Sewer System, Revenue 6.00%,
	9/1/2011, AMBAC	135,000	146,910
	Pearland Waterworks & Sewer Systems, Revenue 5.50%, 9/1/2012, MBIA	830,000	899,927
	Port Arthur Independent School District, General Obligation 5.00%,
	2/15/2014, AMBAC	840,000	899,212
	San Benito Consolidated Independent School District,
	General Obligation 5.00%, 2/15/2012, PSF-GTD	450,000	474,196
	State Municipal Power Agency, Revenue Zero Coupon, 9/1/2010,
	Unrefunded, AMBAC	250,000	220,132
	State Transportaion Community Mobility, Series A,
	General Obligation 5.00%, 4/1/2010	170,000	175,993
	State Turnpike Authority Central Texas Turnpike System, Series A,
	Revenue Zero Coupon, 8/15/2015, AMBAC	705,000	505,358
	Upper Trinity Regional Water District, Revenue 4.00%, 8/1/2020,
	Callable 2/1/2017 @ $100, XCLA	1,100,000	1,078,869
	Williamson County Pass Through Toll, General Obligation 4.25%,
	2/15/2020, Callable 2/15/2013 @ $100, FSA	1,705,000	1,698,248

			24,140,235

0.37%	Utah
	Alpine School District, General Obligation 4.25%, 3/15/2013,
	School Board GTY	500,000	513,300
	Central Utah Water Conservancy District, Series D,
	General Obligation 4.25%, 4/1/2008	50,000	50,247

			563,547

0.07%	Virginia
	City of Suffolk, Public Improvement, General Obligation 2.50%, 8/1/2007	100,000	99,528

1.91%	Washington
	King County, Series B, General Obligation 5.85%, 12/1/2013,
	Callable 12/1/2007 @ $102	25,000	25,803
	Kitsap County Sewer, Revenue 4.20%, 12/1/2007, FGIC	150,000	150,429
	Klickitat County Public Utility District No. 001, Series B, Revenue, 5.25%,
	12/1/2013, Callable 12/1/2011 @ $100, AMBAC	1,000,000	1,064,690
	Washington State University Athletic Facilities, Revenue, 4.00%,
	10/1/2016, AMBAC	570,000	574,885
	Washington State University Athletic Facilities, Revenue 4.00%, 10/1/2017,
	Callable 4/1/2017 @ $100, AMBAC	555,000	556,787
	Yakima County School District No. 201 Sunnyside, General Obligation 4.50%,
	12/1/2017, Callable 6/1/2014 @ $100, FSA	500,000	518,070

			2,890,664

0.08%	West Virginia
	State Water Development Authority Infrastructure, Series A, Revenue 2.50%,
	10/1/2007, AMBAC	125,000	124,076

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2007

% of
Net Assets	Description	Principal	Value

1.63%	Wisconsin
	Monona Grove School District, General Obligation 4.50%, 5/1/2019,
	Callable 5/1/2016 @ $100, MBIA	$1,225,000	$1,256,911
	State Petroleum Inspection Fee, Series 1, Revenue 5.00%, 7/1/2011,
	Callable 7/1/2009 @ $102, FSA	900,000	939,519
	Wisconsin State, General Obligation 6.25%, 5/1/2012	235,000	261,419

			2,457,849

	Total Municipal Bonds
	(Cost $79,263,090)		79,629,157

		Shares

1.42%	COMMON STOCKS
0.83%	Financial Services
	Centerline Holding Co.	22,860	409,651
	Countrywide Financial Corp.	3,700	137,196
	Municipal Mortgage & Equity, LLC	5,315	146,960
	Thornburg Mortgage, Inc.	19,925	553,915

			1,247,722

0.59%	Real Estate Investment Trust
	American Home Mortgage Investment Corp.	10,560	261,677
	iStar Financial, Inc.	2,650	126,988
	MFA Mortgage Investments, Inc.	20,150	147,095
	Newcastle Investment Corp.	5,375	157,003
	Redwood Trust, Inc.	3,995	200,589

			893,352

	Total Common Stocks
	(Cost $2,100,995)		2,141,074

41.04%	EXCHANGE TRADED / CLOSED-END FUNDS
40.65%	Closed-End Funds

0.29%	Asset Allocation Closed-End Fund
	Pioneer Tax Advantaged Balanced Fund	29,256	438,840

0.91%	Equity Closed-End Funds
	Chartwell Dividend & Income Fund	11,000	111,760
	DWS RREEF Real Estate Fund II, Inc.	9,944	267,096
	DWS RREEF Real Estate Fund, Inc.	11,250	229,500
	ING Clarion Global Real Estate Income Fund	15,217	339,339
	Neuberger Berman Real Estate Securities Income Fund, Inc.	12,330	237,106
	RMR Real Estate Fund	10,814	186,541

			1,371,342

35.40%	Municipal Closed-End Funds
	BlackRock Florida Municipal 2020 Term Trust	10,900	151,510
	BlackRock Insured Municipal Term Trust, Inc.	231,575	2,283,329
	BlackRock Long-Term Municipal Advantage Trust	192,924	2,660,422
	BlackRock MuniEnhanced Fund, Inc.	75,525	829,265
	BlackRock MuniHoldings California Insured Fund, Inc.	44,917	644,110
	BlackRock MuniHoldings Florida Insured Fund	117,963	1,633,788
	BlackRock MuniHoldings Insured Fund II, Inc.	84,200	1,117,334
	BlackRock MuniHoldings Insured Fund, Inc.	33,630	441,562
	BlackRock MuniYield Florida Fund	64,462	899,245
	BlackRock MuniYield Florida Insured Fund	97,745	1,341,061
	BlackRock MuniYield Insured Fund, Inc.	36,031	516,324
	BlackRock MuniYield Michigan Insured Fund II, Inc.	53,278	726,179
	BlackRock MuniYield Michigan Insured Fund, Inc.	46,346	664,138

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2007

% of
Net Assets	Description	Shares	Value

	Municipal Closed-End Funds (Continued)
	BlackRock MuniYield New Jersey Insured Fund, Inc.	44,507	$652,473
	BlackRock MuniYield Pennsylvania Insured Fund	63,143	957,879
	BlackRock MuniYield Quality Fund	24,600	353,994
	Colonial Insured Municipal Fund	5,100	70,686
	Delaware Investments Minnesota Municipal Income Fund II	76,378	1,126,575
	DTF Tax Free Income, Inc.	45,700	684,586
	DWS Municipal Income Trust	124,534	1,408,480
	Eaton Vance Florida Municipal Income Fund	500	7,200
	Eaton Vance Insured Municipal Bond Fund II	35,160	555,176
	Eaton Vance Massachusetts Municipal Income Fund	24,250	362,780
	Eaton Vance Michigan Municipal Income Trust	5,600	80,360
	Eaton Vance Municipal Income Trust	115,878	1,852,889
	Eaton Vance Pennsylvania Municipal Income Trust	400	5,808
	Insured Municipal Income Fund	32,400	437,076
	Investment Grade Municipal Income Fund	48,400	671,792
	MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund	118,000	1,571,760
	Minnesota Municipal Income Portfolio	3,600	51,012
	Morgan Stanley Municipal Income Opportunities Trust II	22,834	215,781
	Neuberger Berman Intermediate Municipal Fund, Inc.	42,388	589,193
	Nuveen Arizona Premium Income Municipal Fund	16,872	239,751
	Nuveen Dividend Advantage Municipal Fund	4,600	69,276
	Nuveen Florida Investment Quality Municipal Fund	209,869	2,959,153
	Nuveen Florida Quality Income Municipal Fund	126,380	1,774,375
	Nuveen Georgia Premium Income Municipal Fund	33,600	483,504
	Nuveen Insured California Premium Income Municipal Fund 2	31,440	460,282
	Nuveen Insured Florida Premium Income Municipal Fund	32,055	472,491
	Nuveen Insured Florida Tax-Free Advantage Municipal Fund	70,442	964,351
	Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund	19,406	274,595
	Nuveen Insured Premium Income Municipal Fund	44,997	591,261
	Nuveen Insured Quality Municipal Fund, Inc.	99,265	1,458,203
	Nuveen Massachusetts Premium Income Municipal Fund	50,667	741,765
	Nuveen Michigan Premium Income Municipal Fund	28,000	407,400
	Nuveen Michigan Quality Income Municipal Fund	110,469	1,651,512
	Nuveen New Jersey Investment Quality Municipal Fund	231,713	3,313,496
	Nuveen North Carolina Premium Income Municipal Fund	40,570	583,802
	Nuveen Ohio Quality Income Municipal Fund	65,079	1,036,708
	Nuveen Pennsylvania Investment Quality Municipal Fund	153,633	2,152,398
	Nuveen Pennsylvania Premium Income Municipal Fund 2	118,759	1,623,436
	Nuveen Premier Municipal Income Fund, Inc.	57,266	808,596
	PIMCO Municipal Advantage Fund, Inc.	52,606	722,280
	Pioneer Municipal High Income Advantage Trust	14,011	223,616
	Pioneer Municipal High Income Trust	33,879	509,879
	Putnam Investment Grade Municipal Trust	78,380	797,908
	Putnam Municipal Opportunities Trust	113,204	1,381,089
	Seligman Select Municipal Fund, Inc.	36,126	372,459
	Van Kampen Advantage Municipal Income Trust II	30,989	429,198
	Van Kampen Pennsylvania Value Municipal Income Trust	52,373	765,693
	Western Asset Intermediate Muni Fund, Inc.	64,055	590,587
	Western Asset Municipal Partners Fund	5,400	74,034

			53,496,865

4.04%	Taxable Fixed Income Closed-End Funds
	40/86 Strategic Income Fund	27,000	272,700
	BlackRock Core Bond Trust	24,200	313,390
	BlackRock High Yield Trust	8,000	66,560
	BlackRock Income Trust	142,635	885,764

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2007

% of
Net Assets	Description	Shares	Value

	Taxable Fixed Income Closed-End Funds (Continued)
	Chartwell Dividend & Income Fund, Inc.	11,000	$111,760
	Dreyfus High Yield Strategies Fund	60,000	261,600
	Duff & Phelps Utility & Corporate Bond Trust, Inc.	47,675	545,402
	MFS Intermediate Income Trust	173,600	1,074,584
	MFS Multimarket Income Trust	57,500	349,600
	Morgan Stanley High Yield Fund, Inc.	20,000	122,400
	Putnam Master Intermediate Income Trust	80,100	528,660
	Putnam Premier Income Trust	44,800	296,128
	Western Asset Emerging Markets Debt Fund, Inc.	41,444	753,452
	Western Asset/Claymore US Treasury Inflation Protected Securities Fund	36,526	425,893
	Western Asset/Claymore US Treasury Inflation Protected Securities Fund 2	16,800	200,424

			6,096,557

			61,403,604

0.39%	Equity ETFs
	iShares Dow Jones US Real Estate Index Fund	4,275	365,341
	iShares Silver Trust*	1,660	220,647

			585,988

	Total Exchange Traded / Closed-End Funds
	(Cost $60,543,755)		61,989,592

		Principal

0.54%	FOREIGN BONDS
0.54%	Sovereign Bonds
	Canadian Government, 2.75%, 12/1/2007	$110,000	98,302
	New South Wales Treasury Corp.:
	7.00%, 12/1/2010, Series 10RG	500,000	425,053
	5.50%, 8/1/2014, Series 14RG	120,000	95,617
	New Zealand Government:
	6.00%, 11/15/2011, Series 1111	135,000	97,042
	6.00%, 12/15/2017, Series 1217	135,000	99,328

	Total Foreign Bonds
	(Cost $755,588)		815,342

		Contracts

0.13%	PURCHASED OPTIONS
	iShares Dow Jones US Real Estate, Put @ $85, Expire Jun 2007	81	14,985
	iShares Lehman 20+ Year Treasury, Put @ $95, Expire Jun 2007	107	7,223
	iShares MSCI Emerging Market Index:
	Put @ $105, Expire Jun 2007	79	9,875
	Put @ $115, Expire Jun 2007	30	8,400
	Put @ $115, Expire Sep 2007	67	39,530
	iShares Russell 2000:
	Put @ $76, Expire Jun 2007	150	14,925
	Put @ $78, Expire Jun 2007	50	7,100
	KBW Mortgage Finance Index:
	Put @ $90, Expire Jun 2007	33	3,548
	Put @ $92.50, Expire Jun 2007	55	9,487
	Nasdaq-100 Trust Series 1 Put Option, Put @ $41, Expire June 2007	96	1,104
	Powershares QQQ:
	Put @ $42, Expire Jun 2007	172	2,924
	Put @ $43, Expire Jun 2007	141	5,006
	SPDR Trust Series 1:
	Put @ $146, Expire Sep 2007	118	40,120

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2007

% of
Net Assets	Description	Contracts	Value

0.13%	PURCHASED OPTIONS
	Put @ $139, Expire Jun 2007	53	$2,385
	Put @ $140, Expire Jun 2007	179	16,557
	Put @ $140, Expire Sep 2007	64	13,120
	Put @ $136, Expire June 2007	74	2,960

	Total Purchased Options
	(Cost $400,872)		199,249

3.38%	SHORT-TERM INVESTMENT
3.38%	Money Market Fund
	Federated Tax-Free Obligations Fund, 3.48%, 5/1/07(b)
	(Cost $5,110,838)	5,110,838	5,110,838

99.43%	Total Investments
	(Cost $148,515,232)		150,203,252

0.57%	Other Assets		860,786

100.00%	NET ASSETS		$151,064,038

(a)	Security in Default
(b)	All or a portion of this security is segregated with custodian for futures contracts.
*	Non-income producing securities.
AMBAC	Insured by American Municipal Bond Insurance Assurance Corp.
AMT	Subject to alternative minimum tax
FGIC	Insured by Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Insured by Federal Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
LLC	Limited Liability Co.
MBIA	Insured by Municipal Bond Insurance Organization Association
XLCA	XL Capital Assurance

			Notional	Unrealized
		Contracts	Value	Gain/(Loss)

(0.02)%	FUTURES CONTRACTS PURCHASED
	Corn Jul 07, expires 7/14/2007	12	$220,500	$(2,896)
	Heating Oil May 07, expires 6/16/2007	1	79,582	94
	Lumber Jul 07, expires 7/30/2007	16	431,200	(10,558)
	Natural Gas Jul 07, expires 7/25/2007	1	80,160	3,216
	Sugar #11 (World) Jul 07, expires 7/15/2007	41	417,872	(18,980)
	WTI Crude May 07, expires 6/19/2007	4		3,108

	Total Futures Purchased
	(Cost $1,518,170)			(26,016)

0.02%	FUTURES CONTRACTS SOLD SHORT
	90 Day Eurodollar Dec 07, expires 12/17/2007	90	262,840	29,275
	Copper Jul 07, expires 12/17/2007	5	21,372,750	7,818
	US 10 Year Note Jun 07, expires 6/29/2007	19	2,058,234	(5,500)
	US 2 Year Bond Jun 07, expires 6/29/2007	61	12,487,844	3,391
	US 30 Year Treas Bond Jun 2007, expires 6/29/2007	14	1,564,500	6,461
	US 5 Year Note Jun 07, expires 6/29/2007	31	3,280,672	(10,281)

	Total Futures Contracts Sold Short
	(Cost $(41,239,726))			$31,163

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
 April 30, 2007 (Unaudited)

	YieldQuest Core Equity Fund	YieldQuest Total Return Bond Fund	YieldQuest Tax-Exempt Bond Fund
Assets:
Investments, at cost	$20,338,317	$302,099,352	$148,515,232

Investments in securities, at value	$21,088,288	$305,419,188	$150,203,252
Foreign currency, at value (cost $281, $125,034 and $24,881)	286	125,762	25,097
Unrealized gain on forward foreign exchange contracts	-	-	48,052
Variation margin	-	165,803	-
Receivable for securities sold	713,224	14,564,864	248,239
Interest and dividends receivable	41,633	2,635,727	1,322,705
Receivable for fund shares sold	8,692	872,267	469,484
Prepaid expenses and other assets	13,258	61,813	51,598

Total Assets	21,865,381	323,845,424	152,368,427

Liabilities:
Payable for securities purchased	576,360	16,219,966	897,543
Unrealized loss on forward foreign exchange contracts	-	353,765	32,116
Distributions payable	-	9,733	933
Payable for fund shares redeemed	16,401	232,614	202,815
Variation margin	-	-	78,735
Accrued expenses and other payables:
Investment advisor	7,200	149,445	77,073
Administration	-	11,839	5,446
Fund accounting fees	4,012	115	5,879
Transfer agent fees	4,361	-	1,858
Trustee fees	2,701	1,855	1,991
Other accrued expenses	10,062	-	-

Total Liabilities	621,097	16,979,332	1,304,389

Net Assets	$21,244,284	$306,866,092	$151,064,038

Net Assets Consist Of:
Paid in capital	$19,143,863	$302,516,503	$149,183,944
Undistributed net investment income	142,671	937,909	75,408
Accumulated net realized gain (loss) on investments, futures contracts, options and foreign currency transactions	1,207,774	314,639	94,052
Net unrealized appreciation (depreciation) on investments, futures contracts, options and foreign currency transactions	749,976	3,097,041	1,710,634

Net Assets	$21,244,284	$306,866,092	$151,064,038

Net Asset Value Per Share:
Net Assets	$21,244,284	$306,866,092	$151,064,038
Shares of Beneficial Interest Outstanding (unlimited, no par value)	1,772,984	28,859,652	14,253,505
Net Asset Value, Offering & Redemption Price (Net Assets divided by Shares Outstanding)*	$11.98	$10.63	$10.60

*	As of April 30, 2007, each fund imposed a 2% redemption fee for any redemptions occurring within 90 days of purchase.

See accompanying notes to financial statements.
24

STATEMENTS OF OPERATIONS
 For the Six Months Ended April 30, 2007 (Unaudited)

	YieldQuest Core Equity Fund	YieldQuest Total Return Bond Fund	YieldQuest Tax-Exempt Bond Fund
Investment Income:
Dividend income	$395,551	$3,994,248	$1,788,446
Interest income	3,133	3,114,881	1,193,846
Less: Foreign withholding taxes	(1,341)	(3,746)	(231)

Total Investment Income	397,343	7,105,383	2,982,061

Operating Expenses:
Investment advisory fees	100,609	656,123	351,737
Administration fees	11,967	60,993	24,572
Fund accounting fees	13,047	17,344	16,588
Custodian fees	37,324	31,415	26,138
Transfer agent fees	10,175	12,092	9,823
Trustees’ fees	1,406	4,988	3,151
Recoupment of expense waivers and reimbursements from prior periods	–	14,005	–
Other expenses	17,051	69,856	40,534

Total Operating Expenses	191,579	866,816	472,543
Less: Expenses waived	(70,724)	–	(1,804)

Net Operating Expenses	120,855	866,816	470,739

Net Investment Income	276,488	6,238,567	2,511,322

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Options and Foreign Currency Transactions
Net realized gain from security transactions	1,530,647	877,396	633,831
Net realized gain (loss) from futures contracts	(7,351)	348,815	(29,075)
Net realized gain (loss) from foreign currency transactions	57,792	(467,592)	49,416
Net realized gain (loss) from option transactions	(296,345)	(201,241)	(215,031)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, options and foreign currency transactions	(197,402)	973,097	166,154

Net Realized and Unrealized Gain	1,087,341	1,530,475	605,295

Change in Net Assets Resulting From Operations	$1,363,829	$7,769,042	$3,116,617

See accompanying notes to financial statements.
25

STATEMENTS OF CHANGES IN NET ASSETS

	YieldQuest Core Equity Fund

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006(1)
Operations:
Net investment income	$276,488	$118,103
Net realized gain (loss) from investments, futures contracts, options and foreign currency transactions	1,284,743	(52,617)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, options and foreign currency transactions	(197,402)	947,378

Change in Net Assets Resulting From Operations	1,363,829	1,012,864

Distributions to Shareholders:
From net investment income	(269,413)	(6,859)

Total Distributions to Shareholders	(269,413)	(6,859)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	3,067,291	18,162,706
Reinvestment of distributions	268,712	6,859
Redemption fee proceeds	694	753
Cost of shares redeemed	(1,968,740)	(434,412)

Change in Net Assets From Share Transactions of Beneficial Interest	1,367,957	17,735,906

Change in Net Assets	2,462,373	18,741,911

Net Assets:
Beginning of period	18,781,911	40,000

End of period	$21,244,284	$18,781,911

Undistributed net investment income	$142,671	$135,596

Share Transactions:
Issued	264,759	1,689,074
Reinvested	23,046	668
Redeemed	(168,780)	(39,783)

Change in Shares	119,025	1,649,959

(1) Commenced investment operations on November 1, 2005.

See accompanying notes to financial statements.
26

STATEMENTS OF CHANGES IN NET ASSETS

	YieldQuest Total Return Bond Fund

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006(1)
Operations:
Net investment income	$6,238,567	$2,855,154
Net realized gain (loss) from investments, futures contracts, options and foreign currency transactions	557,378	(74,853)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, options and foreign currency transactions	973,097	2,123,944

Change in Net Assets Resulting From Operations	7,769,042	4,904,245

Distributions to Shareholders:
From net investment income	(5,431,850)	(2,891,848)

Total Distributions to Shareholders	(5,431,850)	(2,891,848)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	172,308,145	136,956,813
Reinvestment of distributions	5,373,388	2,870,539
Redemption fee proceeds	5,320	5,990
Cost of shares redeemed	(11,396,922)	(3,646,770)

Change in Net Assets From Share Transactions of Beneficial Interest	166,289,931	136,186,572

Change in Net Assets	168,627,123	138,198,969
Net Assets:
Beginning of period	138,238,969	40,000

End of period	$306,866,092	$138,238,969

Undistributed net investment income	$937,909	$131,192

Share Transactions:
Issued	16,270,004	13,227,349
Reinvested	506,582	276,631
Redeemed	(1,074,344)	(350,570)

Change in Shares	15,702,242	13,153,410

(1) Commenced investment operations on November 1, 2005.

See accompanying notes to financial statements.
27

STATEMENTS OF CHANGES IN NET ASSETS

	YieldQuest Tax-Exempt Bond Fund

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006(1)
Operations:
Net investment income	$2,511,322	$1,274,993
Net realized gain (loss) from investments, futures contracts, options and foreign currency transactions	439,141	(321,809)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, options and foreign currency transactions	166,154	1,544,480

Change in Net Assets Resulting From Operations	3,116,617	2,497,664

Distributions to Shareholders:
From net investment income	(2,458,391)	(1,275,796)

Total Distributions to Shareholders	(2,458,391)	(1,275,796)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	74,463,492	88,625,559
Reinvestment of distributions	2,450,136	1,271,403
Redemption fee proceeds	8,873	6,856
Cost of shares redeemed	(12,716,031)	(4,966,344)

Change in Net Assets From Share Transactions of Beneficial Interest	64,206,470	84,937,474

Change in Net Assets	64,864,696	86,159,342

Net Assets:
Beginning of period	86,199,342	40,000

End of period	$151,064,038	$86,199,342

Undistributed net investment income	$75,408	$22,477

Share Transactions:
Issued	7,037,119	8,535,914
Reinvested	231,554	122,126
Redeemed	(1,199,845)	(477,363)

Change in Shares	6,068,828	8,180,677

(1) Commenced investment operations on November 1, 2005.

See accompanying notes to financial statements.
28

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1. ORGANIZATION
The YieldQuest Core Equity Fund (“Core Equity Fund”), YieldQuest Total Return Bond Fund (“Total Return Bond Fund”) and YieldQuest Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”) (each a “Fund” or collectively, the “Funds”) were organized as diversified series of YieldQuest Funds Trust (the “Trust”) on June 27, 2005. The Trust was organized as a business trust under the laws of the State of Delaware pursuant to a Certificate of Trust filed with the State of Delaware on May 9, 2005, and an Agreement and Declaration of Trust (the “Declaration of Trust”) of even date therewith. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment advisor to each Fund is YieldQuest Advisors, LLC (the “Advisor”). YieldQuest Securities, LLC serves as principal underwriter of the Funds. The Funds commenced investment operations on November 1, 2005. Each Fund’s investment objective is as follows:

Core Equity Fund – Long-term capital appreciation and, secondarily, income.
Total Return Bond Fund – Total return, comprised of both income and capital appreciation.
Tax-Exempt Bond Fund – Maximum current tax-exempt income.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from these estimates.

Security Valuation - Security prices are generally provided by a third party pricing service. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices prior to the time at which each fund determines its net asset value, or if no sales prices are reported, based on the quotes obtained from a quotation reporting system, established market makers, or pricing services. NASDAQ-traded securities are valued at the NASDAQ Official Closing Price (“NOCP”). Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange-traded funds, exchange-traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at a fair value as determined in good faith by the Advisor according to procedures approved by the Board of Trustees. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE close. Fair value pricing requires subjective determinations about the value of a security. The Valuation Committee of the Board acts as a liaison between the full Board of Trustees and the Advisor, with respect to the fair value pricing of securities held in the Funds’ portfolios. The Valuation Committee is responsible for reviewing and approving the price of any security in a Fund’s portfolio that is fair value priced.

As a general principle, the “fair value” of a security is the amount that a Fund might reasonably expect to realize upon its current sale. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Valuation Committee shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Funds believe the adoption of SFAS 157 will have no material impact on its financial statements.

Security Transactions and Investment Income - Securities transactions are recorded on trade date. In determining net realized gain or loss from the sale of securities, the cost of securities sold is determined on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses - Expenses directly attributable to a Fund are charged directly to the Fund. Expenses relating the Trust are allocated proportionately to each Fund within the Trust according to net assets of each Fund or another reasonable basis.

Federal Income Taxes - It is the Trust’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and any realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Each Fund is treated as a separate taxpayer for federal income tax purposes.

Capital loss carry forwards, as of each Fund’s most recent tax year-end, available to offset future capital gains, if any, are as follows: Core Equity Fund, $59,362; Total Return Bond Fund, $200,584; and Tax-Exempt Bond Fund, $303,683.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likelythan-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likelythan-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial reporting period which occurs during the fiscal year beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time management believes that the adoption of FIN 48 will have no impact on the financial statements of the Funds.

Dividends and Distributions - The Equity Fund will pay dividends from net investment income, if any, on an annual basis and will declare and pay distributions from net realized capital gains, if any, at least annually. The Total Return Bond Fund and the Tax-Exempt Bond Fund will pay dividends from net investment income on a monthly basis and will declare and pay distributions from net realized capital gains, if any, at least annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent; they are charged or credited to paid-in-capital in the period that the difference arises.

Foreign Currency Transactions - The accounting records of the Funds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Foreign Currency Contracts - The Funds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts - Each Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

NOTE 3. INVESTMENT ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS
The Trust has entered into an investment advisory agreement with the Advisor on behalf of each Fund. The Advisor has overall supervisory responsibility for the general management and investment of each Fund and its securities portfolio, subject to the oversight of the Board. The following table sets forth the annual investment advisory fee rates payable by each Fund to the Advisor pursuant to the investment advisory agreement, expressed as a percentage of the Fund’s average daily net assets, along with the actual investment advisory fees earned during the period ended April 30, 2007.

	Investment	Investment
	Advisory	Advisory
	Fee Rate	Fee*

Core Equity Fund	0.99%	$100,609
Total Return Bond Fund	0.59%	656,123
Tax-Exempt Bond Fund	0.59%	351,737

*	These figures represent the investment advisory fees accrued, excluding the effects of any fee waivers/reimbursements.

The Advisor has contractually agreed to waive its investment advisory fees and/or make payments to limit Fund expenses to the amount described below under “Expense Limitation”, other than brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short, if any), taxes, indirect expenses of investing in other investment companies and extraordinary or non-recurring expenses, at least until October 31, 2008.

The expense limitations, expressed as a percentage of each Fund’s average daily net assets, along with the actual investment advisory fee waivers for the six months ended April 30, 2007 were as follows:

		Investment
	Expense	Advisory Fee
	Limitation	Waived

Core Equity Fund	1.19%	$70,274
Total Return Bond Fund	0.79%	-
Tax-Exempt Fund	0.79%	1,804

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Each waiver or reimbursement by the Advisor is subject to repayment by a Fund within three fiscal years following the fiscal year in which that particular expense was incurred; provided that the Fund is able to make repayment without exceeding its expense limitation. For the six months ended April 30, 2007, Total Return Bond Fund repaid $14,005 of such waivers and reimbursements.

Beginning April 13, 2007, pursuant to a Master Services Agreement (“agreement”), BISYS Fund Services Ohio, Inc. (“BISYS”) provides administration, accounting and transfer agency services to the Funds. Under the terms of the agreement, BISYS is paid an annual fee, computed daily and payable monthly based on a percentage of average daily net assets, subject to certain minimums and certain transaction fees. Prior to April 13, 2007, Gemini Fund Services, LLC served the Funds in similar capacities.

A trustee and certain officers of the Funds are also officers of the Advisor and its affiliates.

Subject to policies established by the Board, the Advisor is responsible for each Fund’s portfolio decisions and the placing of each Fund’s portfolio transactions. The Advisor typically executes each Fund’s portfolio transactions through its affiliated broker-dealer, YieldQuest Securities LLC (which also serves as the Funds’ distributor), on an agency basis; while principal trades on behalf of the Funds are executed solely through independent broker-dealers. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility, responsiveness of the broker-dealer, clearance procedures, wire service quotations, statistical ands other research services provided by the broker or dealer to the Funds and the Advisor. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Under the Investment Company Act of 1940, persons affiliated with the Advisor (such as YieldQuest Securities LLC) are prohibited from dealing with the Funds as a principal in the purchase and sale of securities. Therefore, YieldQuest Securities will not serve as dealer in connection with the Fund’s over-the-counter transactions. However, YieldQuest Securities may serve as broker in the Funds’ over-the-counter transactions conducted on an agency basis and may receive brokerage commissions in connection with such transactions. Such transactions will be executed on a fully disclosed basis through its clearing firm. As of April 30, 2007, YieldQuest Securities had received brokerage commissions of $52,851, $335,029 and $145,889, respectively, for the Core Equity Fund, the Total Return Bond Fund and the Tax-Exempt Bond Fund. The total value of transactions generating brokerage commissions were $110,973,124, $256,281,049 and $160,419,937, respectively, for the Core Equity Fund, the Total Return Bond Fund and the Tax-Exempt Bond Fund.

Contingencies and Commitments
 In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. However, based on experience, the Funds consider the risk of loss from such potential claims to be remote.

NOTE 4. INVESTMENT TRANSACTIONS
 The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for the period ended April 30, 2007, were as follows:

	Purchases	Sales

Core Equity Fund	$62,221,772	$61,350,005
Total Return Bond Fund	351,039,780	187,483,318
Tax-Exempt Bond Fund	208,154,989	114,926,711

At April 30, 2007, the Total Return Bond Fund and Tax-Exempt Bond Fund each had open forward foreign currency contracts. Each Fund bears the market risk that arises from changes in foreign currency exchange rates. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements were as follows:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

TOTAL RETURN BOND FUND

	Local	Market	Settlement	Unrealized
Foreign Currency	Currency	Value	Date	Gain (Loss)

To Buy:
Australian Dollar	2,987,994	$2,480,170	05/11/07	$265,170
Euro	366,481	500,063	05/11/07	1,648
Japanese Yen	582,667,124	4,884,769	05/11/07	(15,711)
New Zealand Dollar	2,731,092	2,021,123	05/11/07	(253,877)

				(2,770)

To Sell:
Australian Dollar	7,858,161	6,522,628	05/11/07	(39,645)
British Pound	3,207,744	6,413,445	05/11/07	(64,109)
Canadian Dollar	168,187	151,628	05/11/07	(4,482)
Euro	5,751,611	7,851,761	05/11/07	(89,688)
Icelandic Krona	84,686,430	1,319,386	05/11/07	(46,862)
New Zealand Dollar	8,143,516	6,026,545	05/11/07	(106,209)

				(350,995)

Total Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(353,765)

TAX-EXEMPT BOND FUND

	Local	Market	Settlement	Unrealized
Foreign Currency	Currency	Value	Date	Gain (Loss)

To Buy:
British Pound	203,149	$406,168	05/11/07	$4,137
Canadian Dollar	739,947	667,090	05/11/07	19,718
Euro	1,315,542	1,795,90	05/11/07	27,286
Japanese Yen	114,542,330	960,262	05/11/07	(3,089)

				48,052

To Sell:
Australian Dollar	1,386,450	1,150,816	05/11/07	(45,723)
Icelandic Krona	30,427,800	474,055	05/11/07	(16,838)
New Zealand Dollar	1,012,239	749,100	05/11/07	30,445

				(32,116)

Total Net Unrealized Gain on Open Forward Foreign Currency Contracts				$15,936

NOTE 5. REDEMPTION FEES
Each Fund imposes a 2% redemption fee for any redemptions occurring within 90 days of purchase. Such fees amounted to $694, $5,320 and $8,873, respectively, for the Core Equity Fund, Total Return Bond Fund and the Tax-Exempt Bond Fund for the period ended April 30, 2007. (See Note 8 below.)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL
At April 30, 2007, the cost, gross unrealized appreciation, gross unrealized depreciation on securities and net unrealized appreciation and depreciation for federal income tax purposes were as follows:

				Net Tax
		Tax Unrealized	Tax Unrealized	Unrealized
	Tax Cost	Appreciation	(Depreciation)	Appreciation

Core Equity Fund	$20,445,049	$810,610	$(167,371)	$643,239
Total Return Bond Fund	302,408,855	4,519,719	(1,509,386)	3,010,333
Tax-Exempt Bond Fund	148,658,902	1,972,034	(427,684)	1,544,350

The difference between book basis unrealized appreciation and depreciation is attributable primarily to tax deferral of losses on wash sales and on investments in Passive Foreign Investment Companies.

NOTE 7. CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2007, Charles Schwab & Co., Inc. held 74%, 66% and 72%, respectively, of the outstanding shares of the Core Equity Fund, the Total Return Bond Fund and the Tax-Exempt Bond Fund for the benefit of others.

NOTE 8. SUBSEQUENT EVENT
On June 18, 2007, the Board approved the elimination of the redemption fees effective immediately. (See Note 5.)

FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest				YieldQuest				YieldQuest
	Core Equity Fund				Total Return Bond Fund				Tax-Exempt Bond Fund

	For the six months ended 4/30/2007 (Unaudited)		For the year ended 10/31/2006*		For the six months ended 4/30/2007 (Unaudited)		For the year ended 10/31/2006*		For the six months ended 4/30/2007 (Unaudited)		For the year ended 10/31/2006*

Net Asset Value, beginning of period	$11.36		$10.00		$10.51		$10.00		$10.53		$10.00

Change in net assets from operations:
Net investment income	0.08		0.13		0.23		0.41		0.21		0.31
Net realized and unrealized gains on investments	0.70		1.29		0.13		0.51		0.07		0.53

Total from investment activities	0.78		1.42		0.36		0.92		0.28		0.84

Distributions:
Net investment income	(0.16)		(0.06)		(0.24)		(0.41)		(0.21)		(0.31)
Net realized gains from investments	-	(1)	-	(1)	-	(1)	-	(1)	-	(1)	-	(1)

Total Distributions	(0.16)		(0.06)		(0.24)		(0.41)		(0.21)		(0.31)

Paid-in capital from redemption fees	-	(2)	-	(2)	-	(2)	-	(2)	-	(2)	-	(2)

Net Asset Value, end of year	$11.98		$11.36		$10.63		$10.51		$10.60		$10.53

Net assets at end of period (000’s)	$21,244		$18,782		$306,866		$138,239		$151,064		$86,199
Total return †	6.86%	(3)	14.24%		3.47%	(3)	9.31%		2.68%	(3)	8.51%

Ratios/Supplemental Data:
Ratio of expenses to average net assets before advisory fee waivers	1.88%	(4)	2.85%		0.78%	(4)	0.94%		0.79%	(4)	1.09%
Ratio of expenses to average net assets after advisory fee waivers	1.19%	(4)	1.19%		0.78%	(4)	0.79%		0.79%	(4)	0.79%
Ratio of net investment income to average net assets before advisory fee waivers	1.94%	(4)	(0.29)%		4.16%	(4)	4.70%		3.40%	(4)	3.25%
Ratio of net investment income to average net assets after advisory fee waivers	2.60%	(4)	1.37%		4.16%	(4)	4.85%		3.40%	(4)	3.55%
Portfolio turnover rate	304%		455%		87%		137%		119%		72%

*	Commenced investment operations on November 1, 2005.
†	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(1)	Includes distributions of capital gains from underlying mutual funds.
(2)	Amount represents less than $0.01 per share.
(3)	Not annualized for periods less than one year.
(4)	Annualized.

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of the Funds will pay ongoing expenses, such as advisory fees and other fund expenses. The following examples are intended to help the shareholder understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables below are meant to highlight ongoing costs only and do not reflect any transactional costs, such as redemption fees which may be assessed by mutual funds. Therefore, the hypothetical examples below are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses: The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount invested, to estimate the expenses that were paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during the period.

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expenses Paid 11/1/06 – 4/30/07*	Expense Ratio [Annualized] 11/1/06 – 4/30/07
Actual Expenses
YieldQuest Core Equity Fund	$1,000.00	$1,068.60	$6.10	1.19%
YieldQuest Total Return Bond Fund	1,000.00	1,034.70	3.94	0.78%
YieldQuest Tax-Exempt Bond Fund	1,000.00	1,026.80	3.97	0.79%

Hypothetical Examples for Comparison Purposes: The second table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. This information may be used to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 11/1/06	Ending Account Value 4/30/07	Expenses Paid 11/1/06 – 4/30/07*	Expense Ratio [Annualized] 11/1/06 – 4/30/07
Hypothetical Expenses
YieldQuest Core Equity Fund	$1,000.00	$1,018.89	$5.96	1.19%
YieldQuest Total Return Bond Fund	1,000.00	1,020.93	3.91	0.78%
YieldQuest Tax-Exempt Bond Fund	1,000.00	1,020.88	3.96	0.79%

*	Expenses are equal to the Funds’ annualized individual expense ratios (after waiver and reimbursement), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the days in reporting period).

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Proxy Voting Policy: Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-877-497-3634 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holding Disclosure: Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). Each Fund makes the information on Form N-Q available to shareholders without charge, upon request, by calling 1-877-497-3634.

Item 2. Code of Ethics.   Not applicable – only for annual reports

Item 3. Audit Committee Financial Expert.    Not applicable – only for annual reports

Item 4. Principal Accountant Fees and Services.   Not applicable – only for annual reports

Item 5. Audit Committee of Listed Registrants.   Not applicable – only for annual reports

Item 6. Schedule of Investments.   See Item 1

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

      (a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

      (b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for open-end investment companies.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) YieldQuest Funds Trust

By (Signature and Title)*	/s/ Jay K. Chitnis
Jay K. Chitnis, President
Date July 6, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jay K. Chitnis
Jay K. Chitnis, President
Date July 6, 2007

By (Signature and Title)*	/s/ David Summers
David Summers, Treasurer
Date July 6, 2007